UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
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Address:   909 Third Avenue, 30th Floor
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           New York, NY  10172
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Form 13F File Number:  28-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     02/14/03
-----------------------             ------------                     --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 12
                                            ---------------------------
Form 13F Information Table Value Total:     $         7,854
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                               FORM 13F




Page 1 of 1              Name of Reporting Manager:  Greenway Partners, L.P.
                                                     ---------------------------

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  ----------------------------------------------------------------------------------------------
  Item 1:                   Item 2:       Item 3:             Item 4:         Item 5:
  Name of Issuer            Title of      CUSIP               Fair            Shares or
                            Class         Number              Market          Principal
                                                              Value           Amount
  ----------------------------------------------------------------------------------------------
  Bethlehem Steel           COM          87509105            44,000            401,000
  ----------------------------------------------------------------------------------------------
  Biotime Inc.              COM          090066L105          141,000           90,750
  ----------------------------------------------------------------------------------------------
  Brunswick Corp            COM          117043109           44,000            2,200
  ----------------------------------------------------------------------------------------------
  Covanta Energy            COM          2281N103            8,000             1,000,000
  ----------------------------------------------------------------------------------------------
  Foot Locker, Inc.         COM          344849104           2,862,000         272,600
  ----------------------------------------------------------------------------------------------
  Great Atlantic & Pac.     COM          390064103           2,000             200
  Tea Inc.
  ----------------------------------------------------------------------------------------------
  Ladenburg Thalman         COM          50575Q102           30,000            335,920
  ----------------------------------------------------------------------------------------------
  NCR Corp.                 COM          62886E108           475,000           20,000
  ----------------------------------------------------------------------------------------------
  Ryerson Tull              COM          783755101           66,000            10,751
  ----------------------------------------------------------------------------------------------
  Scitex Ltd.               ORD          809090103           86,000            63,400
  ----------------------------------------------------------------------------------------------
  Tenneco Automotive        COM          880349105           1,106,000         273,800
  ----------------------------------------------------------------------------------------------
  Unisys Corp               COM          909214108           2,990,000         302,000
  ----------------------------------------------------------------------------------------------
  COLUMN TOTALS
                                                             7,854,000
  ----------------------------------------------------------------------------------------------

                             ** TABLE CONTINUED **


  ----------------------------------------------------------------------------------------------------------------------------------
                         Item 6: Investment Discretion                                   Item 8: Voting Authority (Shares)
  ----------------------------------------------------------------------------------------------------------------------------------
  Item 1:                                (b) Shared     (c) Shared-    Item 7:
  Name of Issuer                              As            Other      Managers
                         (a) Sole            Defined in                See Instr. V     (a) Sole          (b) Shared      (c) None
                                             Instru. V
  ----------------------------------------------------------------------------------------------------------------------------------
  Bethlehem Steel        401,000                                                         401,000
  ----------------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.           90,750                                                          90,750
  ----------------------------------------------------------------------------------------------------------------------------------
  Brunswick Corp         2,200                                                           2,200
  ----------------------------------------------------------------------------------------------------------------------------------
  Covanta Energy         1,000,000                                                       1,000,000
  ----------------------------------------------------------------------------------------------------------------------------------
  Foot Locker, Inc.      272,600                                                         272,600
  ----------------------------------------------------------------------------------------------------------------------------------
  Great Atlantic & Pac.  200                                                             200
  Tea Inc.
  ----------------------------------------------------------------------------------------------------------------------------------
  Ladenburg Thalman      335,920                                                         335,920
  ----------------------------------------------------------------------------------------------------------------------------------
  NCR Corp.              20,000                                                          20,000
  ----------------------------------------------------------------------------------------------------------------------------------
  Ryerson Tull           10,751                                                          10,751
  ----------------------------------------------------------------------------------------------------------------------------------
  Scitex Ltd.            63,400                                                          63,400
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  Tenneco Automotive     273,800                                                         273,800
  ----------------------------------------------------------------------------------------------------------------------------------
  Unisys Corp            302,000                                                         302,000
  ----------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS
  ----------------------------------------------------------------------------------------------------------------------------------



                              ** TABLE COMPLETE **